Accounting Changes	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2	Accounting Changes
Reference Interest Rate Transition In March 2020, the Financial Accounting Standards Board (“FASB”) issued accounting guidance to ease the financial reporting burdens related to the market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. The guidance provided temporary optional expedients and exceptions to the guidance in United States generally accepted accounting principles on contract modifications and hedge accounting. The guidance was effective upon issuance and generally could be applied through December 31, 2024. The adoption of this guidance was not material to the Company's financial statements.
Income Taxes – Improvements to Income Tax Disclosures In December 2023, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2024, related to income tax disclosures. This guidance requires additional information in income tax rate reconciliation disclosures and additional disclosures about income taxes paid. The guidance is required, at a minimum, to be adopted on a prospective basis, with an option to apply it retrospectively. The Company expects the adoption of this guidance will not be material to its financial statements.
Segment Reporting – Improvements to Reportable Segment Disclosures Effective with the 2024 annual reporting period, the Company adopted accounting guidance on a retrospective basis, issued by the FASB in November 2023, related to segment disclosures. This guidance requires disclosures of significant segment expenses and other segment items and expands interim period disclosure requirements to include segment profit or loss and assets, which were previously only required to be disclosed annually. The adoption of this guidance was not material to the Company's financial statements.